PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of Plant, Property and Equipment

	As of December 31, 2019	As of December 31, 2018
Land, buildings and improvements	$9,391	$9,187
Wireless communication systems	811,344	785,548
Furniture, equipment, vehicles and software	196,215	176,267
Construction in progress	51,814	44,806

	1,068,764	1,015,808
Less: accumulated depreciation	(689,903)	(620,967)

Property and equipment, net	$378,861	$394,841

Activity in AROs	The activity in the AROs was as follows:

	Years Ended December 31,
	2019	2018
Beginning balance	$21,689	$19,878
Revisions in estimated cash flows	17	296
Additional accruals	1,026	799
Foreign currency translation	119	(799)
Accretion	1,420	1,623
Disposals	(3,300)	(108)

Ending balance	$20,971	$21,689